Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Income Tax Disclosure [Abstract]
Movement relating to capital loss on rooftop and other asset	₨ 741
Movement relating to other rooftop assets	₨ 269
Sale agreement expected to be settled period	12 months